Income Taxes (Detail 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Components of Loss Before Income Tax Benefit [Abstract]
U.S.					$ 4,491	$ (1,445)
Foreign					0	0
Total	$ 962	$ (748)	$ 1,625	$ (1,669)	$ 4,491	$ (1,445)